5. TAXES (Details) (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Components of income tax expense
Current tax benefit	$ (6,930)	$ (19,798)	$ (72,117)	$ (43,202)	$ (124,404)
Deferred tax expense (benefit)
Change in valuation allowance	6,930	19,798	72,117	43,202	124,404
Use of operating loss carryforward
Income tax expense			$ 0	$ 0